Earnings Per Share - Denominator for Calculation of Income (Loss) Per Share (Detail) - shares	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Issued common share, beginning of year	49,146,851	49,146,851
Weighted average issuances	73,973
Basic weighted average common shares	49,220,824	49,146,851
Effect of dilutive warrants and options	0	0
Diluted weighted average common shares	49,220,824	49,146,851